N-6	Jun. 01, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	NATIONWIDE VLI SEPARATE ACCOUNT 4
Entity Central Index Key	0001041357
Entity Investment Company Type	N-6
Document Period End Date	Jun. 01, 2026
Amendment Flag	false
Nationwide Innovator Corporate VUL
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	Effective May 1, 2026, in Appendix A: Underlying Mutual Funds Available Under the Policy, the value in the Current Expenses cell for the following underlying mutual fund(s) is deleted and replaced as follows:
Underlying Mutual Fund	Current Expenses
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A	0.92%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	0.60%*

Portfolio Companies [Table Text Block]
Underlying Mutual Fund	Current Expenses
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A	0.92%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	0.60%*

Nationwide Innovator Corporate VUL | AllianceBernstein Variable Products Series Fund Inc. - AB VPS International Value Portfolio Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A
Current Expenses [Percent]	0.92%
Nationwide Innovator Corporate VUL | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Relative Value Portfolio Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Current Expenses [Percent]	0.60%